GEOGRAPHIC AREAS AND MAJOR CUSTOMERS (Sales by Major Customers as Percentage of Total Sales)(Details) (Sales [Member])	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Revenue, Major Customer [Line Items]
Sales by major customers (as percentage of total sales)	100.00%	100.00%	100.00%
Customer A [Member]
Revenue, Major Customer [Line Items]
Sales by major customers (as percentage of total sales)	4.00%	4.00%	7.00%
Customer B [Member]
Revenue, Major Customer [Line Items]
Sales by major customers (as percentage of total sales)	4.00%	4.00%	10.00%
Customer C [Member]
Revenue, Major Customer [Line Items]
Sales by major customers (as percentage of total sales)	36.00%	44.00%	41.00%
Customer D [Member]
Revenue, Major Customer [Line Items]
Sales by major customers (as percentage of total sales)	1.00%	1.00%	5.00%
Customer E [Member]
Revenue, Major Customer [Line Items]
Sales by major customers (as percentage of total sales)	9.00%	5.00%	6.00%
Customer F [Member]
Revenue, Major Customer [Line Items]
Sales by major customers (as percentage of total sales)	21.00%	14.00%	11.00%
Others [Member]
Revenue, Major Customer [Line Items]
Sales by major customers (as percentage of total sales)	25.00%	28.00%	20.00%